Statements of cash flows - Summary of Adjustments from Financing Activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ 72,974,634		₩ 69,779,443		₩ 58,658,609
Changes in liabilities arising from financing activities [abstract]
Cash flow	(1,055,829)		2,209,783		9,929,953
Not involving cash inflows and outflows
Foreign Exchange	274,590		1,063,424		1,207,676
Variation of gains on valuation of hedged items	63,615		(257,910)		(104,306)
Business Combination	4
Others	331,580	[1]	179,894	[2]	87,511	[3]
Ending balance	72,588,594		72,974,634		69,779,443
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28,429,603		24,755,459		20,745,466
Changes in liabilities arising from financing activities [abstract]
Cash flow	2,332,376		2,881,675		3,199,712
Not involving cash inflows and outflows
Foreign Exchange	191,250		760,918		804,649
Variation of gains on valuation of hedged items	0		0		0
Business Combination	0
Others	33,517	[1]	31,551	[2]	5,632	[3]
Ending balance	30,986,746		28,429,603		24,755,459
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	44,198,486		44,653,864		37,479,358
Changes in liabilities arising from financing activities [abstract]
Cash flow	(3,227,650)		(484,874)		6,893,661
Not involving cash inflows and outflows
Foreign Exchange	82,210		297,861		392,077
Variation of gains on valuation of hedged items	63,615		(257,910)		(104,306)
Business Combination	0
Others	122,584	[1]	(10,455)	[2]	(6,926)	[3]
Ending balance	41,239,245		44,198,486		44,653,864
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	319,161		343,213		407,431
Changes in liabilities arising from financing activities [abstract]
Cash flow	(160,673)		(187,531)		(177,593)
Not involving cash inflows and outflows
Foreign Exchange	1,130		4,645		10,950
Variation of gains on valuation of hedged items	0		0		0
Business Combination	0
Others	174,838	[1]	158,834	[2]	102,425	[3]
Ending balance	334,456		319,161		343,213
Other Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	27,384		26,907		26,354
Changes in liabilities arising from financing activities [abstract]
Cash flow	118		513		14,173
Not involving cash inflows and outflows
Foreign Exchange	0		0		0
Variation of gains on valuation of hedged items	0		0		0
Business Combination	4
Others	641	[1]	(36)	[2]	(13,620)	[3]
Ending balance	₩ 28,147		₩ 27,384		₩ 26,907

[1]	The change in lease liabilities due to the new contract includes 210,810 million Won.
[2]	The change in lease liabilities due to the new contract includes 235,215 million Won.
[3]	The change in lease liabilities due to the new contract includes 189,660 million Won.